DISCONTINUED OPERATIONS - DISPOSALS OF SUBSIDIARIES (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 544,576	3,296,700	4,870,235	3,540,252
Results before income taxes	395	2,390	171,142	111,271
Income tax expense	831	5,031	(3,508)	(12,870)
Net income/(loss) from discontinued operations	$ (1,226)	(7,421)	167,634	98,401